Empower International Index Fund Investment Objectives and Goals - Empower International Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks investment results, before fees and expenses, that track the total return of the common stocks that comprise the MSCI EAFE (Europe, Australasia, Far East) Index (the “Benchmark Index”).
Objective, Secondary [Text Block]